Operating expenses - Schedule of Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Employee benefit expenses	€ (140,050)	€ (118,658)	€ (86,623)
Contributions to defined contribution plans	(8,055)	(7,619)	(4,022)
Depreciation and amortization	(43,782)	(51,028)	(87,900)
Agent costs	(95,333)	(75,950)	(23,914)
IT costs	(16,464)	(16,499)	(12,013)
Auditors, lawyers and consultants	(10,713)	(12,113)	(12,223)
Advertising and promotion	(3,644)	(3,827)	(1,729)
Travel, entertainment, office and rental cost	(13,287)	(11,456)	(7,253)
Contributions to defined benefit plans	(1,365)	(1,607)	(1,560)
Share-based payment transactions expenses	(3,957)	(9,988)	(6,414)
Change in fair value of warrants and put options	9,287	11,070	15,583
Capitalized software development expenditure	33,667	25,688	17,163
External and other personnel cost	(8,735)	(7,544)	(4,343)
Business restructuring expenses	(1,324)	(4,446)	(1,980)
Corporate restructuring expenses	(5,660)	(2,764)	(475)
Impairment	(1,371)	(3,355)	(2,846)
Other operating income / (expenses)	(13,639)	(7,254)	7,971
Total	€ (324,425)	€ (297,350)	€ (212,577)